Organization and Principal Activities (2010 Reorganization) (Narrative) (Details) (USD $)				1 Months Ended	7 Months Ended	1 Months Ended
	Dec. 31, 2013 Shanda [Member]	Dec. 31, 2010 Shanda [Member]	Dec. 31, 2009 Shanda [Member]	Aug. 31, 2010 Yisheng [Member]	Jul. 31, 2011 Yisheng [Member]	Aug. 31, 2010 Yisheng [Member] Ordinary shares [Member]	Aug. 31, 2010 WVAS and Recorded Music Business [Member]
Organization and Principal Activities [Line Items]
Aggregate consideration in cash for disposed equity interest							$ 37,243,904
Percentage of acquired equity interest				75.00%	100.00%
Ordinary shares issued						415,384,615
Purchase of additional equity interests of Yisheng from non-controlling shareholders, shares						138,461,539
Percentage of equity interest remaining held by non-controlling shareholders				25.00%
Percentage of Shanda's equity interest in the company	70.50%	51.65%	51.00%